SUBSEQUENT EVENTS (Narrative) (Details) - shares	1 Months Ended			12 Months Ended
	Apr. 24, 2024	Mar. 17, 2023	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Treasury shares cancelled			28,500	28,500	11,500
2024 share repurchase plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares authorised to repurchase		4,000,000
Subsequent event [Member]
Subsequent Event [Line Items]
Treasury shares cancelled	20,200
Stock repurchased during period	74,000
Stock repurchased and cancelled	53,800